Share-Based Compensation - Summary of Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Beginning balance	34,759,959
Number of options, Granted	10,280,000
Number of options, Forfeited	(6,019,585)
Number of options, Exercised	(4,402,853)
Number of options, Ending balance	34,617,521	34,759,959
Number of options, Vested and expect to vest, Ending balance	34,617,521
Number of options, Exercisable, Ending balance	20,646,357
Weighted average exercise price, Beginning balance	$ 0.20
Weighted average exercise price, Granted	0.0014
Weighted average exercise price, Forfeited	0.0014
Weighted average exercise price, Exercised	0.0100
Weighted average exercise price, Ending Balance	0.20	$ 0.20
Weighted average exercise price, Vested and expect to vest, Ending balance	0.20
Weighted average exercise price, Exercisable, Ending balance	$ 0.33
Weighted average remaining contract life, Beginning balance	6 years 9 months 25 days	7 years 4 months 9 days
Weighted average exercise price, Vested and expect to vest, Ending balance	6 years 9 months 25 days
Weighted average remaining contract life, Exercisable, Ending balance	5 years 7 months 9 days
Weighted average grant date fair value, Beginning balance	$ 0.30
Weighted average grant date fair value, Granted	0.12
Weighted average grant date fair value, Forfeited	2.46
Weighted average grant date fair value, Exercised	2.52
Weighted average grant date fair value, Ending balance	1.00	$ 0.30
Weighted average grant date fair value, Vested and expect to vest, Ending balance	1.00
Weighted average grant date fair value, Exercisable, Ending balance	$ 0.88
Aggregate intrinsic value, Ending balance	$ 5,366,449	$ 3,210,349
Aggregate intrinsic value, Vested and expect to vest, Ending balance	5,366,449
Aggregate intrinsic value, Exercisable, Ending balance	$ 2,489,373